Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related party transactions [abstract]
Related party transactions and balances
29. Related party transactions and balances
Details of related party transactions for the six months ended June 30, 2024, and 2023 are as follows:

					(Unit: USD)
For the six months ended 2024
		Sales		Purchase
Classification	Name	Sales	Other income	Raw material purchase	Other expense
	G-SMATT JAPAN	1,279,821	—	—	—
Rel a ted parties	BioX	73,297	592	—	59,401
	Kim, Houng-Ki	—	—	—	57,350

Total		1,353,118	592	—	116,751

There were no sales and purchase transactions made with related parties for the six months ended June 30, 2023.
The details of receivable and payable to related parties are as of June 30, 2024, and December 31, 2023, are as follows:

						(Unit: USD)
As of June 30, 2024
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
G-SMATT Japan	392,499	—	—	—	—	—
BioX	397,513	—	—	—	398,150	17,514
Kim, Houng-Ki	—	—	—	—	923,849	74,588
Korea Networks	—	—	—	—	1,123,588	—

Total	790,012	—	—	—	2,445,587	92,102

						(Unit: USD)
As of December 31, 2023
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
BioX (*)(**)	236,853	—	16,158	—	1,249,928	212,298
Kim, Houng-Ki	—	—	—	—	68,129	28,253
Korea Networks					1,121,029	—
Orhan	—	—	—	—	244,914	20,566
Lee, Ho-Joon	—	—	—	—	332,736	69,488

Total	236,853	—	16,158	—	3,016,736	330,605

(*)	The Company has recognized an allowance for doubtful accounts of USD 230,498 for the outstanding balance of accounts receivable USD 467,351.
(**)
On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.

Compensation for key management for the six months ended June 30, 2024, and 2023, are as follows:

		(Unit: USD)
Classification	For the six months ended June 30, 2024	For the six months ended June 30, 2023
Salaries and Retirement benefit	2,296,039	561,529

Key management include directors (including
non-executive
directors) and auditors who have significant authority and responsibility for the planning, operation, and control of our activities.

29. Related party transactions and balances
Details of related party transactions for the years ended December 31, 2023, and 2022 are as follows:

					(Unit: USD)
	For the year ended 2023
		Sales		Purchase
Classification	Name	Sales	Other income	Raw material purchase	Other expense
	G-SMATT JAPAN	9,142	—	—	—
	BioX	421,009	1,863	—	366,026
Related parties	Kim, Houng-Ki	—	—	—	27,997
	Lee, Ho-Joon	—	—	—	35,308

Total		430,151	1,863	—	429,331

					(Unit: USD)
	For the year ended 2022
		Sales		Purchase
Classification	Name	Sales	Other income	Raw material purchase	Other expense
Related parties	G-SMATT JAPAN	9,267	—	—	—
	BioX	464,400	1,473	—	264,874

Total		473,667	1,473	—	264,874

The details of receivable and payable to related parties are as of December 31, 2023, and 2022, are as follows:

					(Unit: USD)
	As of December 31, 2023
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
BioX(*)(**)	236,853	—	16,158	—	1,249,928	212,298
Kim, Houng-Ki	—	—	—	—	68,129	28,253
Korea Networks	—	—	—	—	1,121,029	—
Ertughrul, Orhan	—	—	—	—	244,914	20,566
Lee, Ho-Joon	—	—	—	—	332,736	69,488

Total	236,853	—	16,158	—	3,016,736	330,605

(*)	The Company has recognized an allowance for doubtful accounts of USD 230,498 for the outstanding balance of accounts receivable USD 467,351.
(**)
On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.

					(Unit: USD)
	As of December 31, 2022
	Receivable			Payable
Name	Accounts receivable	Loans	Others	Accounts payable	Borrowing	Others
G-SMATT JAPAN	453,686	—	—	—	—	—
BioX	—	237,729	65	—	940,091	155,421

Korea Networks	—	—	—	—	1,070,045	—
Ertughrul, Orhan	—	—	—	—	47,551	10,462
Lee, Ho-Joon	—	—	—	—	290,163	53,180

Total	453,686	237,729	65	—	2,347,850	219,063

Compensation for key management for the years ended December 31, 2023, and 2022, are as follows:

		(Unit: USD)
Classification	For the year ended 2023	For the year ended 2022
Salaries	1,120,768	970,234
Retirement benefit	231,146	185,970

Total	1,351,914	1,156,204

Key management include directors (including
non-executive
directors) and auditors who have significant authority and responsibility for the planning, operation, and control of our activities.